Property, Plant and Equipment ('PP&E') (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment
Carrying amount at beginning of period	€ 3,438,000	€ 2,199,000
Property, Plant and Equipment	3,438,000	2,199,000
Additions	82,000	2,433,000
Depreciation	(1,015,000)	(1,171,000)
Disposals		(23,000)
Movement for the period	(933,000)	1,239,000
Carrying amount at end of period	2,505,000	3,438,000
Research and development costs
Property, Plant and Equipment
Depreciation	836,000	907,000
General and administrative costs
Property, Plant and Equipment
Depreciation	179,000	264,000
Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	1,339,000	891,000
Property, Plant and Equipment	1,339,000	891,000
Additions	9,000	1,166,000
Depreciation	(294,000)	(499,000)
Transfer		(196,000)
Disposals		(23,000)
Movement for the period	(285,000)	448,000
Carrying amount at end of period	1,054,000	1,339,000
Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	1,297,000	831,000
Property, Plant and Equipment	1,297,000	831,000
Additions	47,000	806,000
Depreciation	(409,000)	(340,000)
Movement for the period	(362,000)	466,000
Carrying amount at end of period	935,000	1,297,000
Other
Property, Plant and Equipment
Carrying amount at beginning of period	802,000	477,000
Property, Plant and Equipment	802,000	477,000
Additions	26,000	461,000
Depreciation	(312,000)	(332,000)
Transfer		196,000
Movement for the period	(286,000)	325,000
Carrying amount at end of period	516,000	802,000
Cost
Property, Plant and Equipment
Carrying amount at beginning of period	5,087,000	2,772,000
Property, Plant and Equipment	5,087,000	2,772,000
Carrying amount at end of period	5,169,000	5,087,000
Cost | Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	1,847,000	985,000
Property, Plant and Equipment	1,847,000	985,000
Carrying amount at end of period	1,856,000	1,847,000
Cost | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	1,957,000	1,136,000
Property, Plant and Equipment	1,957,000	1,136,000
Carrying amount at end of period	2,004,000	1,957,000
Cost | Other
Property, Plant and Equipment
Carrying amount at beginning of period	1,283,000	651,000
Property, Plant and Equipment	1,283,000	651,000
Carrying amount at end of period	1,309,000	1,283,000
Accumulated depreciation
Property, Plant and Equipment
Carrying amount at beginning of period	(1,649,000)	(573,000)
Property, Plant and Equipment	(1,649,000)	(573,000)
Carrying amount at end of period	(2,664,000)	(1,649,000)
Accumulated depreciation | Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	(508,000)	(94,000)
Property, Plant and Equipment	(508,000)	(94,000)
Carrying amount at end of period	(802,000)	(508,000)
Accumulated depreciation | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	(660,000)	(305,000)
Property, Plant and Equipment	(660,000)	(305,000)
Carrying amount at end of period	(1,069,000)	(660,000)
Accumulated depreciation | Other
Property, Plant and Equipment
Carrying amount at beginning of period	(481,000)	(174,000)
Property, Plant and Equipment	(481,000)	(174,000)
Carrying amount at end of period	€ (793,000)	€ (481,000)